Information about the main subsidiaries	12 Months Ended
Jun. 30, 2026
Information about the main subsidiaries
Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings.

	Non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2026
Subsidiaries with direct participation of Cresud
IRSA	44.86%	797,719	4,056,934	455,469	1,978,774	2,420,410	1,085,796
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	355,643	910,524	205,553	303,454	757,160	490,488

	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	45.94%	751,656	3,738,312	452,502	1,804,592	2,232,874	1,025,782
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	380,583	956,271	197,155	330,698	809,001	524,071

	Revenues	Net income / (loss)	Total comprehensive (loss) / income	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2026
Subsidiaries with direct participation of Cresud
IRSA	657,599	420,977	(1,749)	27,467	151,288	(283,593)	12,570	(119,735)	(98,251)
Subsidiaries with indirect participation of Cresud
Brasilagro	285,369	(24,066)	(54,330)	(35,195)	(27,273)	34,221	(13,412)	(6,464)	(13,651)

	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	625,706	261,911	(1,071)	1,250	348,184	(109,871)	47,430	285,743	(66,855)
Subsidiaries with indirect participation of Cresud
Brasilagro	263,373	62,725	2,855	1,850	(36,422)	45,701	(17,912)	(8,633)	(38,182)

(1) Corresponds to the non-controlling interest held directly in each subsidiary.

Restrictions, commitments and other matters

In accordance with the Argentine General Companies Law No. 19,550 applicable to the Group’s operations, 5% of the profit for the year is allocated to the establishment of a legal reserve until reaching the maximum legal amount (20% of share capital). This legal reserve is not available for dividend distribution and may only be released to absorb losses. Some of the Group’s subsidiaries have not yet reached the legal limit of this reserve. Dividend distributions of the Group’s subsidiaries are made on the basis of their separate financial statements.

Arcos del Gourmet S.A. (“Arcos or AGSA”)

FEDERACION DE COMERCIO E INDUSTRIA DE LA CIUDAD DE BUENOS AIRES (FECOBA) and others V. GCBA and others on protective petition (CAYT 68795/2013-0)

Federación de Comercio e Industria de la Ciudad de Buenos Aires (Federation of Commerce and Industry of the City of Buenos Aires, or FECOBA in Spanish) argued that the project executed in DISTRICT ARCOS did not have the necessary environmental approvals and did not comply with zoning guidelines. It also requested a precautionary measure, which was admitted and caused the opening to the public to be delayed until December 18, 2014, which now operates normally. In the main process, after the filing of several procedural appeals, Chamber III of the Appeals Court issued a judgment on February 14, 2019, as follows: AGSA and GCBA were convicted, with AGSA being required to allocate at least 23,319.41 square meters for public use and utility with unrestricted access and special and preferential allocation to the generation of new park-like green spaces - located wholly or partially on the property subject to the lawsuit (Distrito Arcos) or adjacent lands. In case the company cannot allocate the entire land fraction to the City of Buenos Aires, then it must pay, after a valuation, the necessary amount of money so that the Administration proceeds to search for a property to fulfill the purpose established during the term of the concession contract. If none of the mentioned alternatives are carried out by AGSA, the demolition of the necessary works on the property to comply with the stipulated in the Urban Planning Code (art. 3.1.2) would be ordered. Subsequently, within the framework of the appeal for constitutional review denied filed by AGSA against the aforementioned judgment, the Superior Court of Justice ruled that the demolition of the works carried out on the property where the "Distrito Arcos" Shopping Center is currently located, as ordered by the Chamber, is not appropriate, confirming the rest of the sentence. On February 11, 2025, the co-defendants ARCOS and GCBA entered into an agreement aimed at complying with the aforementioned judgment, under which ARCOS committed to: (i) making a payment upon the signing of the agreement to cover the expenses of creating the Santa Rita Plaza (approximately 1,757 m² in area) in the amount of ARS 1,027,360,977.52 (amount expressed in full with decimals), which was executed in due time and form; and (ii) covering the remaining 21,562.41 square meters of green space, in the measure established in the agreement, to be developed in plazas designated by GCBA, subject to judicial approval. The agreement was judicially ratified on July 15, 2026.